Shareholder Report, Line Graph (Details) 194072_Innovator International Developed Power Buffer ETF - August_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - August
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator International Developed Power Buffer ETF - August NAV
Accumulated Value	$ 9,830	$ 10,000	$ 11,208
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Accumulated Value	9,854	10,000	$ 12,123
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Price (USD)
Accumulated Value	$ 9,796	$ 10,000	$ 11,747